Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Founder Shares
Allocation of income including accretion of temporary equity | $	$ (351,551)
Basic weighted average shares outstanding of ordinary shares | shares	3,171,069
Diluted weighted average shares outstanding of ordinary shares | shares	3,171,069
Basic net loss per share | $ / shares	$ (0.11)
Diluted net loss per share | $ / shares	$ (0.11)
Redeemable Ordinary Shares
Allocation of income including accretion of temporary equity | $	$ (478,012)
Basic weighted average shares outstanding of ordinary shares | shares	4,284,703
Diluted weighted average shares outstanding of ordinary shares | shares	4,284,703
Basic net loss per share | $ / shares	$ (0.11)
Diluted net loss per share | $ / shares	$ (0.11)
Non-redeemable Ordinary Shares
Basic weighted average shares outstanding of ordinary shares | shares	3,171,069
Diluted weighted average shares outstanding of ordinary shares | shares	3,171,069
Basic net loss per share | $ / shares	$ (0.11)
Diluted net loss per share | $ / shares	$ (0.11)